Property and Equipment - Schedule of Property and Equipment (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Land		$ 12	$ 66
Buildings and leasehold improvements		384	379
Furniture and equipment		357	337
Construction-in-progress		14	13
Property and equipment, gross		767	795
Accumulated depreciation		(426)	(384)
Property and equipment, net	$ 341	$ 341	$ 411